Fair Value Measurements (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Measurements (Details) [Line Items]
Assets held in trust account	$ 115,040,353	$ 457
Interest Income	$ 14,917
Assets held in trust account cash		457
US Treasury Securities [Member]
Fair Value Measurements (Details) [Line Items]
Assets held in trust account		$ 115,014,460